Share capital and share premium (Details)							12 Months Ended
	Jul. 19, 2023 shares	Jul. 18, 2023 shares	Mar. 29, 2022 shares	Mar. 23, 2022 shares	Feb. 04, 2021 shares	Feb. 02, 2021 shares	Dec. 31, 2023 EquityInstruments shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period							55,395,856	51,668,315	47,571,283
Exercise of stock options							1,137,439	1,024,626	503,282
Vesting of RSUs							79,560	19,581
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option			350,000
Number of shares outstanding at end of period							59,194,488	55,395,856	51,668,315
Global Offering
Disclosure of classes of share capital [line items]
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option		2,244,899				3,125,000
Underwriters' Over Allotment Option
Disclosure of classes of share capital [line items]
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option	336,734			2,333,334	468,750